Acquisition of ServiceMaster (Details) (USD $) In Millions, unless otherwise specified		0 Months Ended					0 Months Ended
	Dec. 31, 2012 Pre-funded letter of credit facility	Jul. 24, 2007 SvM	Jul. 24, 2008 SvM Interim Loan Facility	Jul. 24, 2007 SvM Interim Loan Facility	Jul. 24, 2007 SvM Senior secured term loan facility	Jul. 24, 2007 SvM Pre-funded letter of credit facility	Jul. 24, 2007 SvM 2009 Notes	Jul. 24, 2007 SvM 2007 Notes
Acquisitions
Equity contributions		$ 1,431
Amount borrowed				1,150	2,650
Maximum borrowing capacity	150.0					150.0
Debt repaid							$ 179.0	$ 49.2
Interest rate (as a percent)							7.875%	6.95%
Conversion of debt into notes			1